Related Party Transactions (Details) - USD ($) $ in Millions		3 Months Ended	5 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 05, 2017	Oct. 31, 2016
Related Party Transaction
General and administrative	[1]			$ 16.0	$ 12.0	$ 8.0
Accounts payable — affiliate	[2]			40.0	86.0
GenOn Energy Services LLC [Member]
Related Party Transaction
Due to Affiliate				1.0	6.0
Affiliated Entity [Member]
Related Party Transaction
General and administrative			$ 6.0
NRG Repowering Holdings LLC [Member]
Related Party Transaction
Due to Affiliate				7.0
Payments					18.0
Receipt of payments		$ 11.0
coal, gas purchases						10.0
Cost of Natural Gas Purchases				1.0	5.0
Walnut Creek [Member] | NRG [Member] | Operations and Maintenance services [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				3.0	3.0	2.0
NRG Yield [Member] | NRG [Member]
Related Party Transaction
Management Services Fee, Increase					0.5
General and administrative				10.0	8.0
NRG Yield [Member] | NRG [Member] | Scenario, Plan [Member]
Related Party Transaction
Management Services Fee, Annual				7.5
El Segundo [Member] | NRG El Segundo Operations, Inc. [Member]
Related Party Transaction
Due to Affiliate				1.0
Related Party Transaction, Expenses from Transactions with Related Party				4.0	4.0
CVSR [Member] | NRG Energy Services LLC [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				4.0	7.0
Thermal [Member] | NRG [Member]
Related Party Transaction
Due to Affiliate				20.0	29.0
Accounts payable — affiliate				11.0
Accounts payable — affiliate				9.0
Related Party Transaction, Expenses from Transactions with Related Party				29.0	29.0	27.0
NRG Energy Center Dover [Member] | NRG [Member]
Related Party Transaction
Revenue from Related Parties				5.0
NRG Yield, Inc. [Member] | NRG [Member]
Related Party Transaction
Due to Affiliate				3.0
GCE Holding LLC [Member] | NRG [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				5.0	4.0	6.0
Marsh Landing [Member] | GenOn Energy Services LLC [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				14.0	13.0	13.0
Related Party Costs, Capitalized Amount						2.0
Marsh Landing [Member] | NRG RENOM [Member]
Related Party Transaction
Due to Affiliate				5.0	1.0
Related Party Transaction, Expenses from Transactions with Related Party				13.0	7.0
November 2015 Drop Down Assets [Member] | NRG [Member]
Related Party Transaction
Related Party Transaction, Other Revenues from Transactions with Related Party					16.0	12.0
November 2015 Drop Down Assets [Member] | NRG [Member] | Support services [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				2.0	3.0	1.0
Elbow Creek [Member] | NRG [Member]
Related Party Transaction
Revenue from Related Parties				8.0
NRG Energy Center Minneapolis LLC [Member] | NRG [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				$ 7.0	$ 8.0	$ 2.0
NECP [Member] | NRG [Member]
Related Party Transaction
Related Party Transaction, Amount to be Paid Upon Completion of Project								$ 79.0
Subsequent Event [Member] | NECP [Member] | NRG [Member]
Related Party Transaction
Related Party Transaction, Amount to be Paid Upon Completion of Project							$ 87.0

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.